Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Parties [Abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2023	2022	2021
Directors’ fee	849	854	511
Short-term employee benefits	2,772	1,851	1,934
Social security contributions and defined contribution plans	777	685	692
Employee benefit obligations	188	125	132
Expenses for stock options	587	998	—
Total	5,173	4,513	3,269

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2023		2022		2021
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Finished products purchased from TTF	1,340	412	1,852	178	—	—
Purchase of agency services from the company REFLEX MARKETING	992	1	1,360	1	998	1
Total	2,332	413	3,212	179	998	1

	2023		2022		2021
	Income	Amounts owed	Income	Amounts owed	Income	Amounts owed
Selling of finished products to NAT STORE LTD	1,631	171	1,354	233	1,065	441
Selling of finished products to IN CASA GROUP PTY	1,735	732	2,401	654	1,545	619
Total	3,366	903	3,755	887	2,610	1,060

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2023

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	26,523	—	—	4,198	—
Nars Miami LLCC (associate)	167	431	—	103	75
Natuzzi Texas LLC (joint venture)	1,951	—	—	2,598	—
Natuzzi Stores (UK) LTD (associate)	5,876	—	—	44	—
Natuzzi Design S.a.s. (other related party)	2,130	—	—	724	—
Natuzzi Arredamenti S.r.l. (other related party)	1,619	—	—	243	—
Natuzzi Sofa S.r.l. (other related party)	385	—	—	56	—
Total	38,651	431	—	7,966	75

December 31, 2022

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	59,838	—	3,697	5,314	—
Nars Miami LLCC (associate)	1,484	16	—	231	59
Natuzzi Texas LLC (joint venture)	992	—	—	1,193	—
Natuzzi Stores (UK) LTD (associate)	7,110	—	—	14	—
Natuzzi Design S.a.s. (other related party)	2,550	—	—	426	—
Natuzzi Arredamenti S.r.l. (other related party)	1,734	26	—	231	—
Natuzzi Sofa S.r.l. (other related party)	399	—	—	48	—
Total	74,107	42	3,697	7,457	59

December 31, 2021

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	48,457	—	1,490	6,953	—
Nars Miami LLCC (associate)	806	—	254	123	—
Natuzzi Texas LLC (joint venture)	—	—	—	—	—
Natuzzi Stores (UK) LTD (associate)	—	—	—	—	—
Natuzzi Design S.a.s. (other related party)	1,820	—	—	710	—
Natuzzi Arredamenti S.r.l. (other related party)	989	—	—	191	—
Natuzzi Sofa S.r.l. (other related party)	232	—	—	51	—
Total	52,304	—	1,744	8,028	—